Others (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Others (Details) [Line Items]
Gain on foreign exchange	$ 14,389	$ 3,732
Profit net of tax	$ 1,387	1,542
Floating Interest Rate [Member]
Others (Details) [Line Items]
Borrowing interest rate	1.00%
Profit net of tax	$ 552	$ 590